Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member]	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Current assets:
Cash and cash equivalents	$ 95,075	¥ 645,096	¥ 1,446,094
Prepaid expenses and other current assets, net	864,000	5,862,326	748,596
Due from subsidiaries	10,067,272	68,307,448	50,399,981
Total Current Assets	11,026,347	74,814,870	52,594,671
Non-current assets:
Investment in subsidiaries
Total Non-Current Assets
Total Assets	11,026,347	74,814,870	52,594,671
LIABILITIES AND SHAREHOLDERS’ EQUITY
Convertible notes	2,849,097	19,331,410	1,709,343
Derivative liabilities	204,423	1,387,028	14,327
Warrant liabilities	49,949	338,912	1,892,623
Accrued expenses and other liabilities	150,000	1,017,765	838,156
Total Current Liabilities	3,253,469	22,075,115	4,454,449
Non-current liabilities:
Investment in deficits of subsidiaries	2,296,326	15,580,803	23,446,440
Total Non-current Liabilities	2,296,326	15,580,803	23,446,440
Total Liabilities	5,549,796	37,655,918	27,900,889
Shareholders’ Equity
Additional paid-in capital	8,432,828	57,217,578	219,416,239
Accumulated deficit	(3,047,592)	(20,678,219)	(193,860,843)
Accumulated other comprehensive loss	87,690	594,983	(884,741)
Total Shareholders’ Equity	5,476,552	37,158,952	24,693,782
Total Liabilities and Shareholders’ Equity	11,026,347	74,814,870	52,594,671
Class A Ordinary Shares [Member]
Shareholders’ Equity
Ordinary shares, value	1,828	12,406	10,923
Class B Ordinary Shares [Member]
Shareholders’ Equity
Ordinary shares, value	$ 1,799	¥ 12,204	¥ 12,204